Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ (7)	$ (18)	$ 80	$ (25)	$ 108
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release				10	16
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release				(57)	69
Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release				0	0
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release				24	23
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release				$ (2)	$ (1)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(16)
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	9
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(6)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(8)
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	26
Credit-impaired positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ (2)